UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -------------------------------------------

Form  13F  File  Number:  028-07476
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     11/08/2002
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           60
                                              -----------

Form  13F  Information  Table  Value  Total:  $   108,115
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     4561   41475 SH       Sole                 0    750  40525
ABBOTT LABORATORIES            COM              002824100     1089   26950 SH       Sole                 0      0  26950
AMERICAN EXPRESS COMPANY       COM              025816109      665   21335 SH       Sole                 0      0  21335
AMERICAN INTERNATIONAL GROUP I COM              026874107     5488  100323 SH       Sole              5800   1148  92875
AMGEN INC                      COM              031162100      450   10800 SH       Sole              5800      0   4900
AOL TIME WARNER INC            COM              00184a105      898   76750 SH       Sole             13000   2600  60950
APPLERA CORP COM AP BIO GRP    COM              038020103      192   10500 SH       Sole                 0      0  10500
APPLERA CORP COM CELERA GENOMI COM              038020202     1040  130755 SH       Sole             15000   1950 112905
ARMOR HLDGS INC COM            COM              042260109     2314  154350 SH       Sole                 0   2450 151100
BOEING CO                      COM              097023105      399   11700 SH       Sole                 0      0  11700
BRISTOL MYERS SQUIBB CO        COM              110122108     1296   54456 SH       Sole                 0      0  54456
CHEVRONTEXACO CORP             COM              166764100      457    6596 SH       Sole                 0      0   6596
CISCO SYSTEMS INC              COM              17275r102     1566  149462 SH       Sole                 0      0 149462
CITIGROUP INC                  COM              172967101     3732  125869 SH       Sole              8900   1700 114469
COCA COLA CO                   COM              191216100     4381   91354 SH       Sole                 0   1550  89304
COLGATE PALMOLIVE CO           COM              194162103      275    5100 SH       Sole                 0      0   5100
COMCAST CORP-SPECIAL CL A      COM              200300200     3722  178450 SH       Sole                 0   2700 174800
DEERE & CO COM                 COM              244199105      505   11118 SH       Sole                 0      0  11118
E I DU PONT DE NEMOURS & CO    COM              263534109       87    2400 SH       Sole                 0      0   2400
EMERSON ELECTRIC CO            COM              291011104      709   16126 SH       Sole              5000      0  11126
EXXON MOBIL CORP               COM              30231g102     4351  136389 SH       Sole                 0      0 136389
GENERAL ELECTRIC CO            COM              369604103     7449  302202 SH       Sole                 0   2600 298852
GENERAL MILLS INC              COM              370334104      426    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      852   21892 SH       Sole              5000      0  16792
GILLETTE CO                    COM              375766102     3838  129650 SH       Sole              8000   1800 119000
HISPANIC BROADCASTING CL A     COM              43357B104     1648   88350 SH       Sole                 0   1700  86000
HOME DEPOT INC                 COM              437076102     3213  123103 SH       Sole                 0   2000 120603
HONEYWELL INTL INC             COM              438516106     2590  119560 SH       Sole             17000   2600  98760
INTEL CORP                     COM              458140100     2633  189550 SH       Sole              8000   3300 176850
INTERNATIONAL BUSINESS MACHINE COM              459200101     1061   18174 SH       Sole                 0      0  18174
J P MORGAN CHASE & CO          COM              46625h100     3275  172463 SH       Sole             13000   2300 156308
JOHNSON & JOHNSON              COM              478160104     2030   37529 SH       Sole                 0      0  37529
LUCENT TECHNOLOGIES INC        COM              549463107       15   19800 SH       Sole             13000      0   6800
MCDONALDS CORP                 COM              580135101      630   35700 SH       Sole                 0      0  35700
MEDTRONIC INC                  COM              585055106       21     510 SH       Sole                 0      0    510
MERCK & CO INC                 COM              589331107     8070  176541 SH       Sole              8500   2000 165391
MICROSOFT CORP                 COM              594918104     5390  123235 SH       Sole                 0   1100 121735
PEPSICO INC                    COM              713448108      606   16400 SH       Sole                 0      0  16400
PFIZER INC                     COM              717081103     4340  149535 SH       Sole                 0   1450 147435
PHARMACIA CORP COM             COM              71713U102      311    8000 SH       Sole                 0      0   8000
PHILIP MORRIS COMPANIES INC    COM              718154107     1362   35104 SH       Sole                 0      0  35104
PROCTER & GAMBLE CO            COM              742718109      358    4000 SH       Sole                 0      0   4000
ROYAL DUTCH PETROLEUM CO NY RE COM              780257804      332    8272 SH       Sole                 0      0   8272
SCHERING PLOUGH CORP COM       COM              806605101      324   15200 SH       Sole                 0      0  15200
SEALED AIR CORP NEW COM        COM              81211K100      233   13800 SH       Sole                 0      0  13800
SYSCO CORP                     COM              871829107      309   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS INC          COM              882508104      372   25200 SH       Sole             13000      0  12100
TRAVELERS PROPERTY CASUALTY CO COM              89420g406       99    7298 SH       Sole                 0    150   7104
UNITED TECHNOLOGIES CORP       COM              913017109     4382   77575 SH       Sole                 0   1350  75725
VALUE LINE INC COM             COM              920437100     2915   74750 SH       Sole                 0   1200  73150
VERIZON COMMUNICATIONS         COM              92343v104      227    8276 SH       Sole                 0      0   8276
VIACOM INC-CL B                COM              925524308      286    7061 SH       Sole                 0      0   7061
WAL-MART STORES INC            COM              931142103      548   11120 SH       Sole                 0      0  11120
WALT DISNEY CO HOLDING CO      COM              254687106     3970  262208 SH       Sole                 0   3900 257108
WYETH COM                      COM              983024100      413   13000 SH       Sole                 0      0  13000
BP P L C SPONSORED ADR (FRM BP                  055622104      506   12693 SH       Sole                 0      0  12693
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      200    5200 SH       Sole                 0      0   5200
ISHARES TRUST S&P SMALLCAP 600                  464287804     2748   29500 SH       Sole             21000      0   8500
NASDAQ 100 SHARES UNIT SER 1                    631100104      996   48000 SH       Sole             48000      0      0
SEMICONDUCTOR HLDRS TR DEP RCP                  816636203      960   50000 SH       Sole             50000      0      0
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